Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Current assets
Cash	$ 118,116	$ 152,314
Restricted cash	1,163	1,160
Other current assets and receivables	4,405	4,213
Current assets	123,684	157,687
Non-current assets
Intangible assets	884	967
Right of use asset	117	257
Property, plant and equipment	913	1,036
Investment in Aqualung	5,350	5,350
Investment in Smackover Lithium	210,542	168,868
Financial asset - FID	10,637	52,299
Advances and deposits	51	52
Non-current assets	228,494	228,829
TOTAL ASSETS	352,178	386,516
Current liabilities
Accounts payable and accrued liabilities	9,163	9,905
Lease liability - short-term	115	181
Current liabilities	9,278	10,086
Non-current liabilities
Lease liabilities - long-term	6	76
Deferred income tax liabilities	8,498	21,799
Decommissioning provision	622	597
Non-current liabilities	9,126	22,472
TOTAL LIABILITIES	18,404	32,558
SHAREHOLDERS' EQUITY
Share capital	405,790	405,173
Reserves	36,596	37,299
Accumulated deficit	(122,034)	(86,247)
Accumulated other comprehensive income (loss)	13,422	(2,267)
TOTAL SHAREHOLDERS' EQUITY	333,774	353,958
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 352,178	$ 386,516